Supplementary Statement of Cash Flows Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Supplemental Cash Flow Information [Abstract]
Series B Preferred share common stock dividend (note 5)	$ 176,236	$ 790,454
Non-cash issue costs (note 5)	148,087	424,401
Reclassification of derivative liability to equity upon the exercise of warrants (note 4)		248,409
Reclassification of derivative liability to equity upon the amendment of warrants (note 4)		53,006
Reclassification of stock option liability to equity upon settlement (note 5)		260,969
Conversion of Series B Preferred Stock to common stock (note 5)		147,375
Income taxes paid
Interest paid